Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 25, 2014
Accounting Policies [Abstract]
Schedule of Inventory, Net of Reserves	Inventory balances are as follows:

(in millions)	April 25, 2014	April 26, 2013
Finished goods	$1,196	$1,174
Work in process	247	248
Raw materials	282	290

Total	$1,725	$1,712

Schedule of Property, Plant and Equipment

Property, plant, and equipment balances and corresponding lives are as follows:

(in millions)	April 25, 2014	April 26, 2013	Lives (in years)
Land and land improvements	$152	$151	Up to 20
Buildings and leasehold improvements	1,565	1,532	Up to 40
Equipment	4,409	4,110	3-7
Construction in progress	313	359	—

Subtotal	6,439	6,152
Less: Accumulated depreciation	(4,047)	(3,662)

Property, plant, and equipment, net	$2,392	$2,490

Schedule of Product Warranty Obligations

Changes in the Company’s product warranty obligations during the years ended April 25, 2014 and April 26, 2013 consisted of the following:

(in millions)
Balance as of April 27, 2012	$31
Warranty claims provision	25
Settlements made	(21)

Balance as of April 26, 2013	$35
Warranty claims provision	25
Settlements made	(28)

Balance as of April 25, 2014	$32

Schedule of Earnings Per Share

The table below sets forth the computation of basic and diluted earnings per share:

	Fiscal Year
(in millions, except per share data)	2014	2013	2012
Numerator:
Earnings from continuing operations	$3,065	$3,467	$3,415
Earnings from discontinued operations	—	—	202
Net earnings	3,065	3,467	3,617
Denominator:
Basic – weighted average shares outstanding	1,002.1	1,019.3	1,053.9
Effect of dilutive securities:
Employee stock options	7.1	2.8	0.9
Employee restricted stock units	4.3	5.3	4.9
Other	0.1	0.1	0.2

Diluted – weighted average shares outstanding	1,013.6	1,027.5	1,059.9

Basic earnings per share:
Earnings from continuing operations	$3.06	$3.40	$3.24
Earnings from discontinued operations	$—	$—	$0.19
Net earnings	$3.06	$3.40	$3.43
Diluted earnings per share:
Earnings from continuing operations	$3.02	$3.37	$3.22
Earnings from discontinued operations	$—	$—	$0.19
Net earnings	$3.02	$3.37	$3.41